Risk management - Disclosure of concentrations, credit with mortgage guarantee to households for house acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	60,002	59,316	61,097
Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	625	789	924
With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	59,787	59,108	60,882
With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	618	€ 778	€ 908
Less than or equal to 40% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	17,191
Less than or equal to 40% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	122
More than 40% and less than or equal to 60% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	20,310
More than 40% and less than or equal to 60% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	158
More than 60% and less than or equal to 80% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	18,811
More than 60% and less than or equal to 80% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	151
More than 80% and less than or equal to 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,812
More than 80% and less than or equal to 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	84
More than 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	663
More than 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 103